Earnings/(loss) per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Dilutive effect excluded from computation of earnings per share	264,621	0	57,678